Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2016, future minimum lease under non-cancelable operating lease agreements, capital commitments and other commitment related to content and services purchases were as follows (in thousands):

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2017	144,159	56,687	774,530	442,123	1,417,499
2018	96,133	8,892	341,295	122,401	568,721
2019	30,425	4,254	17,695	152,015	204,389
2020	20,274	—	15,682	151,967	187,923
Beyond 2020	23,237	—	—	183,990	207,227

	314,228	69,833	1,149,202	1,052,496	2,585,759

Summary of Group's outstanding commitments under several license contracts

As of December 31, 2016, the Group’s outstanding commitments under these license agreements totaled RMB3.5 billion which can be summarized as follows (in millions):

RMB
2017	471
2018	1,058
2019	984
2020	945

Total	3,458